Effective Tax Rate Reconciliations (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 28, 2012	Jul. 30, 2011	Jul. 28, 2012	Jul. 30, 2011	Jan. 28, 2012		Jan. 29, 2011		Jan. 30, 2010
Schedule Of Income Taxes [Line Items]
U.S. Federal statutory tax rate					35.00%		35.00%		35.00%
State taxes, net of U.S. Federal benefit					0.00%		(6.90%)		(0.50%)
Foreign operations					(38.50%)	[1]	(28.80%)	[1]	(25.70%)	[1]
U.S. Federal valuation allowance					2.00%		2.80%		1.00%
Unrecognized tax benefits					1.30%	[2]	(31.80%)	[2]	3.00%	[2]
Other					(0.50%)		3.20%		(1.20%)
Effective tax rate	(35.70%)	(45.20%)	(37.70%)	(48.20%)	(0.70%)		(26.50%)		11.60%

[1]	Foreign operations include the net impact of: differences between local statutory rates and the U.S. Federal statutory rate; the impact of changes to foreign valuation allowances; the net cost of foreign unrecognized tax benefits; the cost of repatriating foreign earnings, net of foreign tax credits; changes to our assertion regarding the permanent reinvestment of foreign earnings related to certain foreign entities; permanent items related to foreign operations; as well as changes in the tax status of foreign entities.
[2]	Unrecognized tax benefits include benefits related to the resolution of issues in connection with concluding tax examinations, receiving a favorable ruling from a taxing authority, making protective elections, as well as changes to and clarifications of tax rules and regulations. See "Unrecognized Tax Benefits" in this footnote.